U.S. Bond Index Fund
Investment Objective
The fund seeks to match the total return performance of the U.S. investment-grade bond market.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price U.S. Bond Index Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		0.50%
Maximum account Fee	[1]	10
[1]	A $2.50 quarterly fee is charged to accounts with a balance of less than $10,000.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price U.S. Bond Index Fund, Inc.
Management fee	0.30%
Distribution and service (12b-1) Fees	none
Other expenses	none
Total annual fund operating expenses	0.30%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
T. Rowe Price U.S. Bond Index Fund, Inc.	31	97	169	381

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33.9 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund uses a sampling strategy, investing substantially all fund assets in a range of bonds specifically represented in the Barclays Capital U.S. Aggregate Index. The Barclays Capital U.S. Aggregate Index typically includes more than 6,000 investment-grade, fixed income securities with intermediate- to long-term maturities. The maturity range was 5.49 to 7.54 years for the last five years ended December 31, 2010 , although it will vary with market conditions.

The fund's strategy is to match the performance of the index net of fund expenses. Gross performance reflects the return of the fund's investments without consideration of the fund's expenses, whereas net performance reflects the return of the fund's investments after all of the fund's expenses have been deducted. This strategy means the fund will attempt to offset the expenses that it incurs (as of the date of this prospectus, the fund's annual expense ratio is 0.30%) and seek to have its total return match the total return of the index.

Within each broad segment of the index, such as government bonds, mortgages, and corporate issues, the fund will select a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics will be reflected. One or more of these traits will normally be given a slightly greater or lesser emphasis than its representation in the index.

The fund's holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. Municipal bonds may also be included in the fund.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 would mean the returns of the fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.

Recent developments impacting the fund's investment objective:

On February 3, 2011, the fund's Board of Directors (Board) approved changing the fund's investment objective so that the fund will seek to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. However, this change to the fund's investment objective must also be approved by the fund's shareholders. Anyone who was a shareholder of the fund, as of the close of business on February 22, 2011, will have the opportunity to vote on the objective change by proxy or in person at a special shareholder meeting to be held on April 21, 2011.

If the objective change is approved by the fund's shareholders, the fund's Board has also approved changing the fund's name to the T. Rowe Price U.S. Bond Enhanced Index Fund to better reflect its new investment objective. To implement the objective change, the fund's current investment strategy to match the performance of the index net of fund expenses would broaden to seek returns that match or incrementally exceed the returns of the index net of fund expenses. While the fund's portfolio would continue to be structured to have similar overall characteristics to the index, certain holdings would be adjusted in relation to the index in an effort to generate a modest amount of outperformance over the index. Based on the portfolio manager's views as to the relative value or attractiveness of specific traits or sectors within the index, the fund would place a greater or lesser emphasis on certain index characteristics than their representation in the index. This could result in the fund being marginally underweight or overweight in certain sectors versus the benchmark or having a duration and interest rate exposure that differ slightly from those of the benchmark.

Assuming the necessary approval is obtained at the special shareholder meeting, it is expected that the change in the fund's investment objective and name, as well as the corresponding changes in the fund's investment strategy, will become effective on or around May 6, 2011.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Prepayment risk and extension risk  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable fixed income securities more volatile.

Tracking error  The fund does not attempt to fully replicate its benchmark index, which could result in fund performance not matching that of the index (referred to as "tracking error"). Tracking error can also result because the fund incurs fees and transaction expenses, while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund's efforts to match the performance of the index net of fund expenses are unsuccessful.

Liquidity risk  This is the risk that a fund may not be able to sell a security in a timely manner at a desired price .

The fund's overall risk profile could increase slightly due to the investment objective change and enhancements to the fund's investment strategy. The fund's attempts to achieve incremental returns above the index could result in a greater chance of tracking error when compared to a fund that strictly follows a passive indexing strategy. In addition, the fund's interest rate risk could increase to the extent it maintains a higher duration than the index , and its prepayment and extension risks could increase to the extent it overweights mortgage-backed securities and certain asset-backed securities relative to their allocations in the index .

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

U.S. Bond Index Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 12/31/08 4.57% Worst Quarter 6/30/04 -2.54%
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price U.S. Bond Index Fund, Inc.	6.35%	5.81%	5.66%
T. Rowe Price U.S. Bond Index Fund, Inc. Returns after taxes on distributions	4.95%	4.50%	4.11%
T. Rowe Price U.S. Bond Index Fund, Inc. Returns after taxes on distributions and sale of fund shares	4.12%	4.33%	3.99%
T. Rowe Price U.S. Bond Index Fund, Inc. Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Bond Index Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001120924
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
T. Rowe Price U.S. Bond Index Fund, Inc. | T. Rowe Price U.S. Bond Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	0.50%
Maximum account Fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	381
Annual Return 2001	rr_AnnualReturn2001	7.87%
Annual Return 2002	rr_AnnualReturn2002	9.67%
Annual Return 2003	rr_AnnualReturn2003	4.14%
Annual Return 2004	rr_AnnualReturn2004	3.86%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	3.87%
Annual Return 2007	rr_AnnualReturn2007	6.77%
Annual Return 2008	rr_AnnualReturn2008	5.44%
Annual Return 2009	rr_AnnualReturn2009	6.63%
Annual Return 2010	rr_AnnualReturn2010	6.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.54%)
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	5.66%
T. Rowe Price U.S. Bond Index Fund, Inc. | T. Rowe Price U.S. Bond Index Fund, Inc. | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	4.11%
T. Rowe Price U.S. Bond Index Fund, Inc. | T. Rowe Price U.S. Bond Index Fund, Inc. | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.99%
T. Rowe Price U.S. Bond Index Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Bond Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the total return performance of the U.S. investment-grade bond market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33.9 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund uses a sampling strategy, investing substantially all fund assets in a range of bonds specifically represented in the Barclays Capital U.S. Aggregate Index. The Barclays Capital U.S. Aggregate Index typically includes more than 6,000 investment-grade, fixed income securities with intermediate- to long-term maturities. The maturity range was 5.49 to 7.54 years for the last five years ended December 31, 2010 , although it will vary with market conditions.

The fund's strategy is to match the performance of the index net of fund expenses. Gross performance reflects the return of the fund's investments without consideration of the fund's expenses, whereas net performance reflects the return of the fund's investments after all of the fund's expenses have been deducted. This strategy means the fund will attempt to offset the expenses that it incurs (as of the date of this prospectus, the fund's annual expense ratio is 0.30%) and seek to have its total return match the total return of the index.

Within each broad segment of the index, such as government bonds, mortgages, and corporate issues, the fund will select a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics will be reflected. One or more of these traits will normally be given a slightly greater or lesser emphasis than its representation in the index.

The fund's holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. Municipal bonds may also be included in the fund.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 would mean the returns of the fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.

Recent developments impacting the fund's investment objective:

On February 3, 2011, the fund's Board of Directors (Board) approved changing the fund's investment objective so that the fund will seek to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. However, this change to the fund's investment objective must also be approved by the fund's shareholders. Anyone who was a shareholder of the fund, as of the close of business on February 22, 2011, will have the opportunity to vote on the objective change by proxy or in person at a special shareholder meeting to be held on April 21, 2011.

If the objective change is approved by the fund's shareholders, the fund's Board has also approved changing the fund's name to the T. Rowe Price U.S. Bond Enhanced Index Fund to better reflect its new investment objective. To implement the objective change, the fund's current investment strategy to match the performance of the index net of fund expenses would broaden to seek returns that match or incrementally exceed the returns of the index net of fund expenses. While the fund's portfolio would continue to be structured to have similar overall characteristics to the index, certain holdings would be adjusted in relation to the index in an effort to generate a modest amount of outperformance over the index. Based on the portfolio manager's views as to the relative value or attractiveness of specific traits or sectors within the index, the fund would place a greater or lesser emphasis on certain index characteristics than their representation in the index. This could result in the fund being marginally underweight or overweight in certain sectors versus the benchmark or having a duration and interest rate exposure that differ slightly from those of the benchmark.

Assuming the necessary approval is obtained at the special shareholder meeting, it is expected that the change in the fund's investment objective and name, as well as the corresponding changes in the fund's investment strategy, will become effective on or around May 6, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Prepayment risk and extension risk  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable fixed income securities more volatile.

Tracking error  The fund does not attempt to fully replicate its benchmark index, which could result in fund performance not matching that of the index (referred to as "tracking error"). Tracking error can also result because the fund incurs fees and transaction expenses, while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund's efforts to match the performance of the index net of fund expenses are unsuccessful.

Liquidity risk  This is the risk that a fund may not be able to sell a security in a timely manner at a desired price .

The fund's overall risk profile could increase slightly due to the investment objective change and enhancements to the fund's investment strategy. The fund's attempts to achieve incremental returns above the index could result in a greater chance of tracking error when compared to a fund that strictly follows a passive indexing strategy. In addition, the fund's interest rate risk could increase to the extent it maintains a higher duration than the index , and its prepayment and extension risks could increase to the extent it overweights mortgage-backed securities and certain asset-backed securities relative to their allocations in the index .

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Bond Index Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 12/31/08 4.57% Worst Quarter 6/30/04 -2.54%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price U.S. Bond Index Fund, Inc. | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%

[1]	A $2.50 quarterly fee is charged to accounts with a balance of less than $10,000.